Management's Plans to Continue as a Going Concern - 10-Q (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Management's Plans To Continue As A Going Concern [Abstract]
Deficit accumulated during the development stage	$ 238,512	$ 230,244	$ 211,183
Cash settlement value for warrants if delisted	$ 2,300